Condensed Consolidated Interim Statement of Changes in Equity (unaudited) - USD ($)	Share Premium	Loans with Warrants Equity Component	Foreign Currency Translation Reserve	Retained earnings / (Accumulated Deficit)	Total
Beginning Balance at Dec. 31, 2023	$ 23,889,332	$ 5,016,776	$ 112,809	$ (21,346,630)	$ 7,675,243
Net loss				(4,339,832)	(4,339,832)
Other comprehensive income / (loss)			(29,050)	198,277	169,227
Total comprehensive loss			(29,050)	(4,141,555)	(4,170,605)
Capital increase	2,641,571				2,643,956
Transaction costs	(84,567)				(84,567)
Reclassification of equity component of loans with warrants on expiration	45,774	(45,774)
Reduction of share premium	(26,492,110)			26,492,110
Share based payments				254,288	254,288
Ending Balance at Jun. 30, 2024		4,971,002	83,759	1,258,213	6,318,315
Beginning Balance at Dec. 31, 2024	(1,522,747)	10,531,766	577,399	(3,030,636)	6,565,106
Net loss				(1,535,012)	(1,535,012)
Other comprehensive income / (loss)			(1,533,243)	262,934	(1,270,309)
Total comprehensive loss			(1,533,243)	(1,272,078)	(2,805,321)
Capital increase	50,447				52,554
Share based payments				261,473	261,473
Ending Balance at Jun. 30, 2025	$ (1,472,300)	$ 10,531,766	$ (955,844)	$ (4,041,241)	$ 4,073,812